Audit Information	12 Months Ended
Dec. 31, 2024
Auditor [Table]
Auditor Name	Reliant CPA PC
Auditor Firm ID	6906
Auditor Location	Newport Beach, CA
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated statements of financial position of Mainz Biomed N.V. (the “Company”), as of December 31, 2024 and 2023, the related consolidated statements of loss and comprehensive loss, changes in shareholders’ equity and cash flows for each of the years in the three-year period ended December 31, 2024, and related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2024, in conformity with the International Financial Reporting Standards as issued by the International Accounting Standards Board.